Unaudited Condensed Consolidated Interim Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Profit for the period	€ 130.6	€ 100.5
Adjustments for:
Exceptional items	6.3	15.1
Non-cash fair value purchase price adjustment of inventory	0.0	2.3
Share based payments expense	3.9	1.2
Depreciation and amortization	43.2	33.6
Loss on disposal of property, plant and equipment	0.2	0.2
Net finance costs	30.7	75.4
Taxation	39.7	28.3
Operating cash flow before changes in working capital, provisions and exceptional items	254.6	256.6
(Increase)/decrease in inventories	(75.8)	18.8
(Increase)/decrease in trade and other receivables	(88.6)	19.5
Increase/(decrease) in trade and other payables	38.5	(94.2)
Increase in employee benefits and other provisions	0.1	0.6
Cash generated from operations before tax and exceptional items	128.8	201.3
Cash flows relating to exceptional items	(28.7)	(16.7)
Tax paid	(24.8)	(30.7)
Net cash generated from operating activities	75.3	153.9
Cash flows from investing activities
Business combinations, net of cash acquired	0.6	(0.8)
Purchase of property, plant and equipment and intangibles	(33.9)	(34.2)
Redemption of investments	0.0	12.7
Cash used in investing activities	(33.3)	(22.3)
Cash flows from financing activities
Repurchase of ordinary shares	(26.8)	(10.5)
Issuance of new loan principal	0.0	750.0
Repayment of loan principal	(8.7)	(408.7)
Payments related to shares withheld for taxes	0.7	21.7
Payment of lease liabilities	(12.4)	(9.4)
Payment of financing fees	0.0	(13.5)
Interest paid	(25.9)	(26.8)
Other financing cash flows	0.8	(1.5)
Net cash (used in)/provided by financing activities	(73.7)	257.9
Net (decrease)/increase in cash and cash equivalents	(31.7)	389.5
Cash and cash equivalents at beginning of period	254.2	382.5
Effect of exchange rate fluctuations	(1.5)	0.1
Cash and cash equivalents at end of period	€ 221.0	€ 772.1